Note K - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2018	2017	2016
Current tax expense	$2,389	$2,579	$2,645
Deferred tax (benefit) expense	(134)	1,907	(725)
Total income taxes	$2,255	$4,486	$1,920

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2018	2017
Items giving rise to deferred tax assets:
Allowance for loan losses	$1,463	$1,631
Unrealized loss on securities available for sale	568	279
Deferred compensation	1,580	1,466
Deferred loan fees/costs	119	130
Other real estate owned	434	377
Accrued bonus	280	234
Purchase accounting adjustments	61	56
Net operating loss	132	148
Other	257	212
Items giving rise to deferred tax liabilities:
Mortgage servicing rights	(80)	(78)
FHLB stock dividends	(676)	(676)
Prepaid expenses	(191)	(149)
Depreciation and amortization	(656)	(627)
Other	(3)	(3)
Net deferred tax asset	$3,288	$3,000

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2018	2017	2016
Statutory tax	$2,982	$4,078	$3,006
Effect of nontaxable interest	(352)	(514)	(433)
Effect of nontaxable insurance premiums	(218)	(303)	(340)
Income from bank owned insurance, net	(142)	(230)	(239)
Effect of postretirement benefits	20	(78)	(19)
Effect of nontaxable life insurance death proceeds	----	(175)	----
Impact from TCJA	----	1,783	----
Effect of state income tax	33	70	64
Tax credits	(217)	(191)	(211)
Milton Merger Costs	----	4	73
Other items	149	42	19
Total income taxes	$2,255	$4,486	$1,920